ACCRUALS AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
ACCRUALS AND OTHER PAYABLES [abstract]
Schedule of accruals and other payables
	2017	2018
	RMB’000	RMB’000

Due to third parties	1,017,309	1,586,277
Due to related parties	445,922	490,521
	1,463,231	2,076,798

Schedule of detailed information of accruals and other payables
	2017	2018
	RMB’000	RMB’000
Advance received from disposal of assets classified as held for sale (Note 17)	-	587,123
Advances received from others	152,010	-
Payables to GIDC assumed by business combination	377,703	368,560
Other deposits received	226,453	213,056
Salary and welfare payables	178,427	203,791
Deposits received for construction projects	203,886	209,245
Other taxes payable	70,173	66,896
Amounts received on behalf of Labour Union	73,463	96,523
Deposits received from ticketing agencies	34,298	32,448
Employee benefits obligations (Note 25)	30,745	28,389
Housing maintenance fund	15,740	15,741
Other payables	100,333	255,026
	1,463,231	2,076,798